RECLASSIFICATION OF EXPENSES - Disclosure of reclassifications of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Employment costs	$ 35,049	$ 24,659
Depreciation and amortization	4,545	4,859
Foreign exchange gain	478	(671)
Impairment charges	428	1,798
Total Operating Expenses	$ 50,546	42,027
Previous presentation [Member]
OPERATING EXPENSES
Employment costs		24,659
Marketing and communications		1,220
Technology services		2,767
Depreciation and amortization		4,859
Foreign exchange gain		(671)
Other operating expenses		6,724
Impairment charges		1,798
Total Operating Expenses		$ 41,356